EMPLOYEE BENEFIT LIABILITIES (Schedule of Employee Benefit Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Non- current
Accrued severance pay	$ 2,350	$ 1,991
Less - funds	(1,966)	(1,715)
Total Non- current	384	276
Current
Current Accrued Vacation	522	279
Current Accrued Recuperation	11	8
Total Current	$ 533	$ 287